Derivatives	12 Months Ended
Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives

NOTE 24 - DERIVATIVES

To accommodate customer need and to support the Company’s asset/liability positioning, on occasion we enter into interest rate swaps with a customer and a bank counterparty. The interest rate swaps are free-standing derivatives and are recorded at fair value. The Company enters into a floating rate loan and a fixed rate swap with our customer. Simultaneously, the Company enters into an offsetting fixed rate swap with a bank counterparty. In connection with each swap transaction, the Company agrees to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on the same notional amount at a fixed interest rate. At the same time, the Company agrees to pay a bank counterparty the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. These transactions allow the Company’s customer to effectively convert variable rate loans to fixed rate loans. Since the Company acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts offset each other and do not significantly impact the Company’s results of operations. None of the Company’s derivatives are designated as hedging instruments.

NOTE 24 - DERIVATIVE HEDGING INSTRUMENTS (Continued)

The following table summarizes the Company’s interest rate swap positions as of December 31, 2019.

	Classification on the Consolidated Balance Sheet	Notional Amount	Fair Value	Weighted Average Rate Received/ (Paid)
Derivative Assets	Other Assets	$151,648	$8,918	5.04%
Derivative Liabilities	Accrued expenses and other liabilities	(151,648)	(8,918)	-5.04%
Net Exposure		$—	$—

The following table summarizes the Company’s interest rate swap positions as of December 31, 2018.

	Classification on the Consolidated Balance Sheet	Notional Amount	Fair Value	Weighted Average Rate Received/ (Paid)
Derivative Assets	Other Assets	$120,131	$2,837	5.19%
Derivative Liabilities	Accrued expenses and other liabilities	(120,131)	(2,837)	-5.19%
Net Exposure		$—	$—

The Company monitors and controls all derivative products with a comprehensive Board of Director approved commercial loan swap policy. All hedge transactions must be approved in advance by the Lenders Loan Committee or the Directors Loan Committee of the Board of Directors. The Company classifies changes in the fair value of derivatives with “Other” in the Consolidated Statements of Operation.